8. INCOME TAXES (Details) (USD $)	12 Months Ended
	Aug. 31, 2013 Canadian	Aug. 31, 2012 Canadian As Restated	Aug. 31, 2013 United States	Aug. 31, 2012 United States As Restated
Net income (loss) before taxes	$ 10,511,160	$ (60,775)	$ (3,928,955)	$ (27,447,108)
Statutory tax rates	30.00%	30.00%	35.00%	35.00%
Computed tax benefit (provision) at statuary rates	(3,153,348)	18,233	1,375,134	960,649
Net Operating Loss Carry Forward	373,499	0	1,515,240	0
Valuation Allowance	0	(18,233)	(2,904,701)	(960,649)
Provision for income taxes	$ (2,779,849)	$ 0	$ 0	$ 0